Income Taxes	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

At December 31, 2021 and 2020, the significant components of the deferred tax assets are summarized below:

	2021	2020

Approximate net operating loss carry forwards	$10,605,000	$8,724,000

Deferred tax assets:
Federal net operating loss	$2,226,947	$1,832,139
State net operating loss	723,270	591,976
Tax credit	49,740	49,740
Goodwill	(148,373)	(148,373)
Total deferred tax assets	2,226,947	2,325,482
Less valuation allowance	(2,226,947)	(2,325,482)
	$-	$-

The valuation allowance increased by $526,103 and $590,433 in 2021 and 2020 due to the Company generating additional net operating losses. The Company’s remaining tax credit carryforwards of $49,740 begin to expire in 2027 and its net operating loss carryforward of approximately $10,605,000 begin to expire in 2028.

Income tax expense reflected in the consolidated statements of income consist of the following for 2021 and 2020:

	2021	2020
Current
Federal	$-	$-
State	-	-
	-	-
Deferred
Federal	-	-
State	-	-
	-	-
Income tax expense	$-	$-

The reconciliation of the effective income tax rate to the federal statutory rate for the years ended December 31, 2021 and 2020 is as follows:

	2021	2020

Federal income tax rate	21.0%	21.0%
State tax, net of federal benefit	6.0%	6.0%
Net operating losses	-16.7%	-16.7%
Permanent differences	-10.6%	-10.6%
Amortization of goodwill	0.3%	0.3%
Effective income tax rate	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction, and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2015.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by the valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carryforward periods available to the Company for tax reporting purposes, and other relevant factors.

Future changes in the unrecognized tax benefit will have no impact on the effective tax rate due to the existence of the valuation allowance. The Company estimates that the unrecognized tax benefit will not change significantly within the next twelve months. The Company will continue to classify income tax penalties and interest as part of general and administrative expense in its consolidated statements of operations. There were no interest or penalties accrued as of December 31, 2021 and 2020.